Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Deficit
Schedule of number of shares of common stock reserved

	December 31,
	2011	2010

	(In thousands)
Conversion of Series A Preferred Stock	—	63
Conversion of Series B Preferred Stock	—	1,600
Conversion of Series C Preferred Stock	—	10,147
Conversion of Series A-1 Preferred Stock	10,000	—
Conversion of Series A-2 Preferred Stock	9,832	—
Conversion of Series A-3 Preferred Stock	1,422	—
Conversion of Series A-4 Preferred Stock	40	—
Conversion of Series A-5 Preferred Stock	70	—
Conversion of Series A-6 Preferred Stock	8,000	—
Stock options and Warrants	19,128	1,765

Total	48,492	13,575

Schedule of components of Accumulated Other Comprehensive Income

	Available-for- sale securities adjustment	Accumulated other comprehensive loss

Balance as of December 31, 2009	$15	$15
Unrealized (loss) gain from available-for-sale securities	(18)	(18)
Balance as of December 31, 2010	$(3)	$(3)
Unrealized (loss) gain from available-for-sale securities	8	8

Balance as of December 31, 2011	$5	$5